May 01, 2020
RMB Mendon Financial Long/Short Fund

RMB FUNDS

RMB Mendon Financial Long/Short Fund
(the “Fund”)

Supplement dated May 1, 2020
to the Fund’s Summary Prospectus and Prospectus dated May 1, 2020

IMPORTANT NOTICE REGARDING INVESTMENT POLICIES
The “Principal Investment Strategies” section of the Fund’s Summary Prospectus, the “Principal Investment Strategies” section within the Fund’s Summary section of the Prospectus, and the “Additional Information About the Funds’ Investments” section of the Fund’s Prospectus is supplemented to include the following:

RMB Mendon Financial Long/Short Fund
Principal Investment Strategies
As a result of recent market disruptions arising from the rapid and escalating spread of COVID-19, the Fund has adopted a temporary defensive position as provided in the Prospectus. Accordingly, the Fund is expected to maintain a high level of cash and other temporary defensive instruments in its portfolio during this period of market disruption. The Fund will not be achieving its investment objective to the extent it takes such a defensive position.

Please retain this supplement with your Summary Prospectus and Prospectus for future reference.